Intellectual Property (Details) - USD ($)	1 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 29, 2017	Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2017
Intellectual Property (Textual)
Website and domain names purchase price					$ 17,845
Amortization expense			$ 5,614
Written off in amount			12,231
Impairment loss	$ 818,472		$ 818,472
Percentage of revenue	30.00%
Intellectual property, description			The properties will be depreciated over their estimated useful lives being 3 years.
Series C Preferred Stock [Member]
Intellectual Property (Textual)
Issued to vantage shares	7,000	7,000
Shares issued value	$ 820,451	$ 820,451